FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2018
Disclosure of detailed information about financial instruments [abstract]
FINANCIAL INSTRUMENTS
NOTE 17  -     FINANCIAL INSTRUMENTS

A.	Significant accounting policies:

Details of the significant accounting policies and methods adopted, including the criteria for recognition, the basis of measurement and the basis on which Income and expenses are recognized, in respect of each class of financial asset, financial liability and equity instrument are disclosed in note 2 to the financial statements.

B.	Categories of financial instruments:

	As of December 31,
	2 0 1 8	2 0 1 7	2 0 1 8
	NIS	NIS	US Dollars
Financial assets
Financial assets at fair value through profit or loss	137,904	143,514	36,794
Cash and cash equivalents	134,287	113,062	35,829

	272,191	256,576	72,623

C.	Objectives of managing financial risks:

The finance departments of the Group provide services to the business activity, enable access to local and international financial markets, supervise and manage the financial risks relating to the Group's activities using internal report that analyze the extent of the risk exposure according to degree and intensity. These risks include market risks (including currency risk, fair value risk in respect of the interest rates, price risk and cash flow risk in respect of the interest rates), credit risk and liquidity risk.

The Group reduces the impact of the aforesaid risks from time to time by using derivative financial instruments in order to hedge the risk exposures; such derivatives are not designated as hedges for accounting purposes. Derivatives are used according to the Group's policy, which was approved by the boards of directors. The policy prescribes principles regarding: management of currency risk, interest rate risk, credit risk, the use of derivatives and of non-derivative financial instruments, and investment of liquidity surplus. The compliance with policy and the exposure levels are reviewed by the internal auditor on a continuing basis.

The financial management departments of the Group report to the investment committee of the Group and to the board of directors of the Company about the risks and about implementation of the assimilated policy in order to minimize the risk exposures.

D.	Market risk:

The Group's activity exposes it mainly to financial risks of fluctuations in the exchange rates of foreign currency and/or changes in the prices of the imported products and/or changes in the interest rates. The Group purchases forward foreign-currency swap contracts, as needed, opens documentary credit to suppliers, and carries out orders for imported goods.

During the report period, no change occurred in the exposure to market risks or in the way by which the Group manages or measures the risk.

E.	Other price risks:

The Group is exposed to price risks of - shares, certificate of participation in mutual fund and bonds, which are classified as financial assets carried at fair value through profit or loss.

The carrying amount of the investments exposed to price risks of shares, certificate of participation in mutual fund and bonds is NIS 137,914 thousands (US Dollars 36,794 thousands).

Sensitive analysis in respect to exposure relating to price risks of shares, certificate of participation in mutual fund and bonds.

The sensitivity analysis includes only shares, certificate of participation in mutual fund and bonds at the period end for a 10% change in its prices. A positive number below indicates an increase in profit and other equity where the prices strengthen 10% against the actual prices. For a 10% weakening of the prices against the actual prices, there would be an equal and opposite impact on the profit and other equity, and the balances below would be negative.

	2 0 1 8	2 0 1 7
	NIS	NIS

Profit or loss	13,791	14,351

F.	Credit risk:

Credit risk refers to the risk that counterparty will default on its contractual obligations resulting in financial loss to the Group. The Group has adopted a policy of only dealing with creditworthy counterparties and obtaining sufficient collateral, where appropriate, as a means of mitigating the risk of financial loss from defaults. The Group only transacts with entities that are rated the equivalent of investment grade and above. This information is supplied by independent rating agencies where available and, if not available, the Group uses other publicly available financial information and its own trading records to rate its major customers.

Trade receivables consist of a large number of customers, spread across diverse industries and geographical areas. Ongoing credit evaluation is performed on the financial condition of accounts receivable and, where appropriate, credit guarantee insurance cover is purchased. Once a month the Group performs credit evaluation of the finance condition of its receivables.

Aging of impaired trade receivables are 88 days in the year 2018 (86 days in the year 2017).

G.	Liquidity risk management:

The following table presents the Group's outstanding contractual maturity profile for its non-derivative financial liabilities. The analysis presented is based on the undiscounted contractual maturities of the Group's financial liabilities, including any interest that will accrue. Non-interest bearing financial liabilities which are due to be settled in less than 12 months from maturity equal their carrying values since the impact of the time value of money is immaterial over such a short duration.

Non derivatives financial instruments

The following table presents the Group's maturity profile for its non-derivatives financial instruments based on their contractual maturity. These financial instruments include interest relating to these assets, except for cases when the Group anticipates that the cash flow will occur on a different period.

	1 month	2-3 Months	4-12 Months	1-5 Years	More than5 Years	Total
	NIS	NIS	NIS	NIS	NIS	NIS

2018
Financial instruments which bear interest	10	371	4,332	27,990	65,484	98,187
Financial instruments which do not bear interest	174,004	-	-	-	-	174,004
	174,014	371	4,332	27,990	65,484	272,191

2017
Financial instruments which bear interest	608	728	3,471	13,832	69,266	87,905
Financial instruments which do not bear interest	168,671	-	-	-	-	168,671
	169,279	728	3,471	13,832	69,266	256,576

The Financial instruments in the non-derivatives financial instruments consist of:

	December 31,
	2 0 1 8	2 0 1 7	2 0 1 8
	NIS	NIS	US Dollars

Cash and cash equivalents	134,287	113,062	35,829
Financial assets at fair value through profit or loss	137,904	143,514	36,794

	272,191	256,576	72,623

H.	Exchange rate risk:

The Group undertakes certain transactions denominated in foreign currencies leading to exposures to exchange rate fluctuations. Exchange rate exposures are managed within approved policy parameters utilizing forward foreign exchange contracts.

The carrying amounts of the Group's foreign currency denominated monetary assets and monetary liabilities at reporting date are as follows:

	Assets		Liabilities
	2 0 1 8	2 0 1 7	2 0 1 8	2 0 1 7
	NIS	NIS	NIS	NIS

US Dollars	22,292	38,034	3,485	1,944

EUR	8,082	1,299	5,677	3,568

The Group is mainly exposed to US Dollars and EUR.

The following table details the Group's sensitivity to a 10% increase and decrease in the NIS against the relevant foreign currencies. 10% is the sensitivity rate used when reporting foreign currency risk internally to key management personnel and represents management's assessment of the reasonably possible change in foreign exchange rates. The sensitivity analysis includes only outstanding foreign currency denominated monetary items and adjusts their translation at the period end for a 10% change in foreign currency rates. A positive number below indicates an increase in profit and other equity where the NIS strengthens 10% against the relevant currency. For a 10% weakening of the NIS against the relevant currency, there would be an equal and opposite impact on the profit and other equity, and the balances below would be negative.

	US Dollars Impact	EUR Impact
	2 0 1 8	2 0 1 8
	NIS	NIS

Profit or loss	1,881	240

	US Dollars Impact	EUR Impact
	2 0 1 7	2 0 1 7
	NIS	NIS

Profit or loss	3,609	(227)

The increase in the Group's sensitivity to a 10% increase and decrease in the NIS against the relevant foreign currencies is mainly attributable to the decrease in balances with foreign customers relating to the disposal of the export operation, and to decrease in forward foreign exchange contracts.

I.	Fair value of financial instruments:

The financial instruments of the Group consist of derivative and non-derivative assets and liabilities. Non-derivative assets include cash and cash equivalents, receivables and other current assets. Non-derivative liabilities include short-term bank credit, trade payables, other current liabilities and long-term loans from banks and others. Derivative assets and liabilities include mainly foreign exchange forward contracts.  Due to the nature of these financial instruments, their fair value, generally, is identical or close to the value at which they are presented in the financial statements, unless stated otherwise.

The fair value of the long-term loans approximates their carrying value since they bear interest at rates close to the prevailing market rates.

Quoted market prices

The fair values of financial assets and financial liabilities with standard terms and conditions and traded on active liquid markets are determined with reference to quoted market prices (includes listed redeemable notes, bills of exchange, debentures and perpetual notes).

Derivatives

Foreign currency forward contracts are measured using quoted forward exchange rates and yield curves derived from quoted interest rates matching maturities of the contracts.

Fair value of financial instruments carried at amortized cost

The management of the Group considers that the carrying amounts of financial assets and financial liabilities recognized at amortized cost in the financial statements approximate their fair values.

Fair value measurements recognized in the statement of financial position

The following table provides an analysis of financial instruments that are measured subsequent to initial recognition at fair value, grouped into Levels 1 to 3 based on the degree to which the fair value is

•	Level 1 fair value measurements are those derived from quoted prices (unadjusted) in active markets for identical assets or liabilities.

•
Level 2 fair value measurements are those derived from inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly (i.e., as prices) or indirectly (i.e. derived from prices).

•	Level 3 fair value measurements are those derived from valuation techniques that include inputs for the asset or liability that are not based on observable market data (unobservable inputs).

	December 31, 2018
	Level 1	Level 2	Level 3	Total
	NIS	NIS	NIS	NIS
financial assets ‘at fair value through profit or loss’ (FVTPL)
Marketable securities and derivatives	137,904	-	-	137,904

	December 31, 2017
	Level 1	Level 2	Level 3	Total
	NIS	NIS	NIS	NIS
financial assets ‘at fair value through profit or loss’ (FVTPL)
Marketable securities and derivatives	143,514	-	-	143,514